Income Taxes (Details) - Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts [Abstract]
Book income (loss from operations)			$ (941,530)	$ (1,296,987)
Common stock issued for services			168,768	286,594
Impairment expense			68,738	457,976
Unused operating losses			704,024	552,417
Income tax expense